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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2005
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-03998
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                August 12, 2005
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                                 June 30, 2005

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

                                                     FORM 13F INFORMATION TABLE


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COLUMN 1                            COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
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NAMES OF                            TITLE OF               VALUE     SHRS OR     SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
 ISSUER                              CLASS      CUSIP     [x$1000]   PRN   AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED  NONE
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
American Express Company              COM     025816109      271           5100  SH           Sole                 5100
Autozone Inc.                         COM     053332102    87945         951173  SH           Sole               951173
Berkshire Hathaway Class A            COM     084670108    23881            286  SH           Sole                  286
Berkshire Hathaway Class B            COM     084670207    35799          12861  SH           Sole                12861
Citigroup                             COM     172967101    41621         900294  SH           Sole               900294
Dover Corp.                           COM     260003108     6426         176647  SH           Sole               176647
ExxonMobil Corporation                COM     30231G102      209           3630  SH           Sole                 3630
Fairfax Financial Hldgs LTD           COM     303901102    35701         215069  SH           Sole               215069
Federal Home Loan Mortgage Cor        COM     313400301      841          12890  SH           Sole                12890
First Data Corp                       COM     319963104      298           7416  SH           Sole                 7416
Gannett Inc.                          COM     364730101    11740         165048  SH           Sole               165048
General Electric Company              COM     369604103     1207          34844  SH           Sole                34844
Heineken Holdings NV Shs A            COM     N39338152      600          21447  SH           Sole                21447
HomeFed Corp                          COM     43739D307     1965          31198  SH           Sole                31198
Johnson & Johnson                     COM     478160104     9045         139154  SH           Sole               139154
Leucadia National Corporation         COM     527288104    32222         834128  SH           Sole               834128
Lindt & Sprungli AG Part Cert         COM                    217            145  SH           Sole                  145
Marsh & McLennan                      COM     571748102    25127         907110  SH           Sole               907110
Martin Marietta Materials             COM     573284106   114279        1653346  SH           Sole              1653346
Mercantile Bankshares Corp.           COM     587405101      257           4991  SH           Sole                 4991
Mohawk Industries                     COM     608190104    22578         273673  SH           Sole               273673
Montpelier Re Holdings Ltd            COM     G62185106    35141        1016221  SH           Sole              1016221
Nestle ADR (Regular Shares)           COM     641069406      855          13392  SH           Sole                13392
Nestle SA Cham et Vevey (Regis        COM     H57312466      560           2200  SH           Sole                 2200
Nike Inc Cl B                         COM     654106103      289           3340  SH           Sole                 3340
Odyssey Re Holdings                   COM     67612W108    96911        3926711  SH           Sole              3926711
Pfizer Inc.                           COM     717081103     1186          43019  SH           Sole                43019
Sealed AirCorp                        COM     81211K100    18584         373246  SH           Sole               373246
State Street Corp                     COM     857477103      574          11890  SH           Sole                11890
Student Loan Corp                     COM     863902102      517           2350  SH           Sole                 2350
Vulcan Materials Co                   COM     929160109      202           3102  SH           Sole                 3102
Washington Post Co Cl B               COM     939640108     4168           4992  SH           Sole                 4992
Wells Fargo & Company                 COM     949746101    29824         484318  SH           Sole               484318
White Mountains Insurance Grou        COM     G9618E107   150681         238835  SH           Sole               238835
YUM! Brands Inc                       COM     988498101   116000        2227348  SH           Sole              2227348
REPORT SUMMARY                          35        DATA RECORDS       907723       0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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